Share-based Compensation - Options (Details) - CNY (¥) ¥ in Thousands			1 Months Ended	12 Months Ended
	Mar. 26, 2021	Oct. 01, 2019	Aug. 31, 2018	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
2018 Option Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted and issued	750,247				0	0
Share-based compensation expenses/(benefits)				¥ 0	¥ 0	¥ 369
2019 Option Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted and issued	1,499,753	0			2,250,000
Share-based compensation expenses				¥ 7,340	¥ 21,947
Forfeited				102,084	235,613
Hywin Wealth Management Co., Ltd.
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options repurchased			1,495,995
Decrease in share-based compensation liabilities			¥ 674